Receivables from Financial Services	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Receivables from Financial Services
(7) Receivables from Financial Services
The finance subsidiaries of the Company provide various financial services to customers and dealers in order to support the sale of products. These receivables from financial services are categorized as follows:
Consumer finance receivables:
Retail receivables primarily consist of receivables from installment contracts with customers.
Finance lease receivables primarily consist of receivables from non-cancelable
auto leases with customers.

Dealer finance receivables:
Wholesale receivables primarily consist of financing receivables from dealers for the purchase of inventories and dealer loans.
Receivables from financial services are mainly classified into financial assets measured at amortized cost.
Receivables from financial services as of March 31, 2020 and 2021 consist of the following:

	Yen (millions)
	2020	2021
Consumer finance receivables:
Retail	¥4,440,364	¥4,847,906
Finance lease	125,958	126,766
Dealer finance receivables:
Wholesale	666,992	486,138

Subtotal	¥5,233,314	¥5,460,810

Allowance for credit losses	¥(63,468)	¥(37,366)
Unearned interest income and fees	(8,681)	(8,894)

Total	¥5,161,165	¥5,414,550

Current assets	¥1,878,358	¥1,794,654
Non-current assets	3,282,807	3,619,896

Total	¥5,161,165	¥5,414,550

Finance lease receivables
The lease payments receivable under the finance leases by maturity as of March 31, 2020 and 2021 are as follows:

	Yen (millions)
	2020	2021
Within 1 year	¥22,808	¥22,339
Between 1 and 2 years	20,578	22,566
Between 2 and 3 years	13,370	10,861
Between 3 and 4 years	6,097	5,297
Between 4 and 5 years	1,359	1,289
Later than 5 years	77	94

Undiscounted lease payments receivable	¥64,289	¥62,446

Unearned finance income	¥(4,091)	¥(3,829)

Unguaranteed residual value	¥57,079	¥59,255

Net investment in the lease	¥117,277	¥117,872

For the nature of the lessor’s leasing activities and the risk management strategy, see note 3(i) and (j).

Allowance for credit losses
The changes in the allowance for credit losses on receivables from financial services for the years ended March 31, 2019, 2020 and 2021 are as follows:
For the years ended March 31, 2019, 2020 and 2021

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Retail:
Balance as of April 1, 2018 under IFRS 9 (2013)				¥32,076

Effect of adopting IFRS 9 (2014)				¥4,599

Balance as of April 1, 2018 under IFRS 9 (2014)	¥20,574	¥9,543	¥6,558	¥36,675

Remeasurement	¥1,778	¥579	¥31,506	¥33,873
Write-offs	—	—	(30,986)	(30,986)
Exchange differences on translating foreign operations	250	285	(337)	198

Balance as of March 31, 2019	¥22,612	¥10,407	¥6,741	¥39,760

Remeasurement	¥5,547	¥16,637	¥32,649	¥54,833
Write-offs	—	—	(31,436)	(31,436)
Exchange differences on translating foreign operations	(1,504)	(412)	(1,000)	(2,916)

Balance as of March 31, 2020	¥26,655	¥26,632	¥6,954	¥60,241

Remeasurement	¥(3,286)	¥(20,319)	¥18,827	¥(4,778)
Write-offs	—	—	(20,733)	(20,733)
Exchange differences on translating foreign operations	111	(390)	(165)	(444)

Balance as of March 31, 2021	¥23,480	¥5,923	¥4,883	¥34,286

Finance lease:
Balance as of April 1, 2018 under IFRS 9 (2013)				¥821
Effect of adopting IFRS 9 (2014)				¥—
Balance as of April 1, 2018 under IFRS 9 (2014)	¥604	¥78	¥139	¥821
Remeasurement	¥(19)	¥(3)	¥114	¥92
Write-offs	—	—	(125)	(125)
Exchange differences on translating foreign operations	(51)	(3)	(4)	(58)
Balance as of March 31, 2019	¥534	¥72	¥124	¥730

Remeasurement	¥(15)	¥29	¥128	¥142
Write-offs	—	—	(130)	(130)
Exchange differences on translating foreign operations	(38)	(5)	(9)	(52)

Balance as of March 31, 2020	¥481	¥96	¥113	¥690

Remeasurement	¥(65)	¥71	¥136	¥142
Write-offs	—	—	(107)	(107)
Exchange differences on translating foreign operations	54	17	17	88

Balance as of March 31, 2021	¥470	¥184	¥159	¥813

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Wholesale:
Balance as of April 1, 2018 under IFRS 9 (2013)				¥1,906

Effect of adopting IFRS 9 (2014)				¥—

Balance as of April 1, 2018 under IFRS 9 (2014)	¥1,553	¥309	¥44	¥1,906

Remeasurement	¥(49)	¥35	¥769	¥755
Write-offs	—	—	153	153
Exchange differences on translating foreign operations	(85)	(15)	(1)	(101)

Balance as of March 31, 2019	¥1,419	¥329	¥965	¥2,713

Remeasurement	¥127	¥2	¥1,776	¥1,905
Write-offs	—	—	(1,784)	(1,784)
Exchange differences on translating foreign operations	(109)	(13)	(175)	(297)

Balance as of March 31, 2020	¥1,437	¥318	¥782	¥2,537

Remeasurement	¥160	¥(270)	¥(292)	¥(402)
Write-offs	—	—	18	18
Exchange differences on translating foreign operations	144	14	(44)	114

Balance as of March 31, 2021	¥1,741	¥62	¥464	¥2,267

Total:
Balance as of April 1, 2018 under IFRS 9 (2013)				¥34,803
Effect of adopting IFRS 9 (2014)				¥4,599
Balance as of April 1, 2018 under IFRS 9 (2014)	¥22,731	¥9,930	¥6,741	¥39,402
Remeasurement	¥1,720	¥611	¥32,389	¥34,720
Write-offs	—	—	(30,958)	(30,958)
Exchange differences on translating foreign operations	114	267	(342)	39
Balance as of March 31, 2019	¥24,565	¥10,808	¥7,830	¥43,203

Remeasurement	¥5,659	¥16,668	¥34,553	¥56,880
Write-offs	—	—	(33,350)	(33,350)
Exchange differences on translating foreign operations	(1,651)	(430)	(1,184)	(3,265)

Balance as of March 31, 2020	¥28,573	¥27,046	¥7,849	¥63,468

Remeasurement	¥(3,191)	¥(20,518)	¥18,671	¥(5,038)
Write-offs	—	—	(20,822)	(20,822)
Exchange differences on translating foreign operations	309	(359)	(192)	(242)

Balance as of March 31, 2021	¥25,691	¥6,169	¥5,506	¥37,366

For more information on allowance for credit losses, see note 25(c).